Significant Accounting Policies (Details 5)	0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended
	May 17, 2011	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Jul. 02, 2014
Noncontrolling Interests
Limited partners, interest (as a percent)		99.90%	99.90%	99.90%
General partner, interest (as a percent)	0.10%	0.10%	0.10%	0.10%
TLP
Noncontrolling Interests
Ownership interest acquired (as a percent)					19.70%
TLP
Noncontrolling Interests
Limited partners, interest (as a percent)					98.00%
General partner, interest (as a percent)					2.00%